Income Taxes (Details) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended				6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Jun. 30, 2011 Prc [Member] CNY	Jun. 30, 2013 Prc [Member] USD ($)	Jun. 30, 2013 Prc [Member] CNY	Jun. 30, 2012 Prc [Member] CNY	Dec. 31, 2010 Prc [Member] CNY	Jun. 30, 2011 Pgw [Member] CNY	Jun. 30, 2013 Pgw [Member] USD ($)	Jun. 30, 2013 Pgw [Member] CNY	Jun. 30, 2012 Pgw [Member] CNY	Dec. 31, 2010 Pgw [Member] CNY	Jun. 30, 2011 Other non-PRC [Member] CNY	Jun. 30, 2013 Other non-PRC [Member] USD ($)	Jun. 30, 2013 Other non-PRC [Member] CNY	Jun. 30, 2012 Other non-PRC [Member] CNY	Dec. 31, 2010 Other non-PRC [Member] CNY
Loss before income tax	12,745	$ (197,253)	(1,210,620)	82,296	(50,753)	8,727	$ 1,569	9,627	(23,185)	(24,856)	(9,966)	$ 18,568	113,957	160,547	0	13,984	$ (217,390)	(1,334,204)	(55,066)	(25,897)